ACQUISITIONS - Narrative - Votorantim (Details) - USD ($) $ in Millions		5 Months Ended	6 Months Ended
	Feb. 07, 2018	Jun. 03, 2018	Jun. 30, 2018
Disclosure of detailed information about business combination [line items]
Contingent consideration arrangements and indemnification assets recognised as of acquisition date			$ 86
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables			204
Fair value of acquired receivables			141
Revenue of acquiree since acquisition date			138
Profit (loss) of acquiree since acquisition date			25
Revenue of acquiree prior to acquisition date		$ 327
Profit (loss) of acquiree prior to acquisition date		$ 55
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			8
Votorantim Siderurgia
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	2.99%
Consideration payable, acquisition-date fair value			328
Contingent liabilities recognised as of acquisition date			137
Cash and cash equivalents recognised as of acquisition date			$ 13
Sitrel
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture			50.00%
Investments in joint ventures			$ 82